UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6265

        Nuveen Pennsylvania Investment Quality Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            6/30

Date of reporting period:         3/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Pennsylvania Investment Quality Municipal Fund (NQP)
	March 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 0.5% (0.3% of Total Investments)
$ 1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	AA–	$1,124,970
	Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)

	Education and Civic Organizations – 25.6% (15.7% of Total Investments)
2,000	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds,	9/08 at 102.00	BBB	2,051,440
	Chatham College, Series 1998A, 5.250%, 9/01/18
200	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	239,502
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
3,000	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie	3/12 at 100.00	AA–	3,147,900
	Mellon University, Series 2002, 5.125%, 3/01/32
1,235	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert	2/16 at 100.00	Baa3	1,258,687
	Morris University, Series 2006A, 4.750%, 2/15/26
2,000	Chester County Industrial Development Authority, Pennsylvania, Educational Facilities Revenue	1/12 at 100.00	AAA	2,084,780
	Bonds, Westtown School, Series 2002, 5.000%, 1/01/26 – AMBAC Insured
3,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Haverford College, Series 2000,	11/10 at 101.00	AA	3,217,110
	5.750%, 11/15/29
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
1,710	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	AAA	1,830,350
840	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	AAA	897,775
1,315	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University, Series	8/13 at 100.00	AAA	1,421,791
	2003, 5.250%, 8/01/18 – FGIC Insured
1,000	Harveys Lake General Municipal Authority, Pennsylvania, College Revenue Bonds, College of	11/09 at 100.00	A	1,044,130
	Misericordia Project, Series 1999, 6.000%, 5/01/19 – ACA Insured
	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student
	Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project,
	Series 1999B:
815	0.000%, 11/01/15 – AMBAC Insured	No Opt. Call	AAA	578,210
815	0.000%, 11/01/16 – AMBAC Insured	No Opt. Call	AAA	552,945
815	0.000%, 11/01/17 – AMBAC Insured	No Opt. Call	AAA	528,267
815	0.000%, 11/01/18 – AMBAC Insured	No Opt. Call	AAA	504,200
815	0.000%, 11/01/19 – AMBAC Insured	No Opt. Call	AAA	480,638
1,515	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/16 at 100.00	AA	1,486,245
	University, Series 2006, 4.500%, 4/01/30 – RAAI Insured
8,000	Pennsylvania Higher Education Assistance Agency, Capital Acquisition Revenue Refunding Bonds,	11/11 at 100.00	Aaa	8,269,200
	Series 2001, 5.000%, 12/15/30 – MBIA Insured
5,000	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/12 at 100.00	Aaa	5,289,300
	Higher Education, Series 2002W, 5.000%, 6/15/19 – AMBAC Insured
1,435	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	1,461,461
	2006, 4.750%, 5/01/31
5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Moravian College, Series	7/11 at 100.00	AA	5,213,450
	2001, 5.375%, 7/01/31 – RAAI Insured
3,870	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/16 at 100.00	AAA	4,149,569
	Series of 2006, 5.000%, 4/01/21 – MBIA Insured
320	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	1/13 at 100.00	A1	333,357
	University, Series 2002, 5.000%, 1/01/20
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	7/15 at 100.00	AA	2,103,060
	Pennsylvania, Series 2005C, 5.000%, 7/15/38
2,945	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ursinus College, Series	7/13 at 100.00	AA	3,130,859
	2003, 5.375%, 1/01/20 – RAAI Insured
6,500	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	AA	6,878,560
510	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne	1/17 at 100.00	BBB	528,273
	Charter High School, Series 2006A, 5.250%, 1/01/27
2,830	Swarthmore Borough Authority, Pennsylvania, Swarthmore College Revenue Bonds, Series 1998,	9/08 at 100.00	AA+	2,881,506
	5.000%, 9/15/28
1,665	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds,	4/13 at 100.00	Aa2	1,775,373
	Bucknell University, Series 2002A, 5.250%, 4/01/18
5	Wilkes-Barre General Municipal Authority, Pennsylvania, College Revenue Refunding Bonds,	6/07 at 100.00	N/R	5,016
	College of Misericordia, Series 1992B, 7.750%, 12/01/12

61,970	Total Education and Civic Organizations			63,342,954

	Health Care – 9.7% (6.0% of Total Investments)
1,555	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley	4/15 at 100.00	Baa2	1,600,219
	General Hospital, Series 2005A, 5.125%, 4/01/35
1,115	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/12 at 100.00	AAA	1,188,021
	2002, 5.250%, 11/01/15 – AMBAC Insured
800	Lancaster County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Lancaster	3/17 at 100.00	AA–	784,992
	General Hospital Project, Series 2007B, 4.500%, 3/15/36
1,250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/14 at 100.00	A	1,328,300
	Series 2004A, 5.500%, 11/01/24
9,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System,	1/11 at 101.00	Aa3	9,734,039
	Series 2001A, 6.000%, 1/15/31
	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital
	Revenue Bonds, Children’s Hospital of Philadelphia, Series 2007:
1,500	4.500%, 7/01/33	7/17 at 100.00	AA	1,464,885
1,500	4.500%, 7/01/37	7/17 at 100.00	AA	1,459,995
1,225	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	6/07 at 100.00	BBB	1,230,415
	Revenue Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23
1,615	Sayre Health Care Facility Authority, Pennsylvania, Revenue Bonds, Latrobe Area Hospital,	7/12 at 100.00	AAA	1,723,480
	Series 2002A, 5.250%, 7/01/13 – AMBAC Insured
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
525	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	AA	547,276
370	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	AA	386,513
960	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A1	1,023,869
	Series 2004B, 5.375%, 11/15/34
1,500	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds,	1/12 at 100.00	BBB	1,601,490
	Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2001, 6.250%, 1/01/32

22,915	Total Health Care			24,073,494

	Housing/Multifamily – 1.9% (1.2% of Total Investments)
3,300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/15 at 100.00	AAA	3,462,360
	Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – XLCA Insured
800	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa2	837,424
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35
425	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1992C,	8/07 at 100.00	A2	425,510
	7.125%, 8/01/13 (Alternative Minimum Tax)

4,525	Total Housing/Multifamily			4,725,294

	Housing/Single Family – 8.5% (5.2% of Total Investments)
10,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A,	10/15 at 100.00	AA+	10,092,099
	4.900%, 10/01/37 (Alternative Minimum Tax)
2,750	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A,	4/15 at 100.00	AA+	2,814,378
	4.950%, 10/01/26 (Alternative Minimum Tax)
3,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A,	10/15 at 100.00	AA+	3,599,960
	5.150%, 10/01/37 (Alternative Minimum Tax)
1,355	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A,	10/16 at 100.00	AA+	1,345,217
	4.600%, 10/01/27 (Alternative Minimum Tax)
960	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1997A,	4/07 at 102.00	AAA	969,350
	6.250%, 10/01/28 (Alternative Minimum Tax)
2,140	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 2001B,	10/11 at 100.00	AAA	2,200,348
	5.450%, 10/01/32 (Alternative Minimum Tax)

20,705	Total Housing/Single Family			21,021,352

	Industrials – 4.3% (2.6% of Total Investments)
5,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Amtrak	5/11 at 101.00	A3	5,353,050
	Project, Series 2001A, 6.375%, 11/01/41 (Alternative Minimum Tax)
5,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series	No Opt. Call	AAA	5,422,050
	2002, 5.500%, 7/01/12 – AMBAC Insured

10,000	Total Industrials			10,775,100

	Long-Term Care – 2.9% (1.8% of Total Investments)
1,330	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/17 at 100.00	N/R	1,367,652
	Ministries, Series 2007, 5.000%, 1/01/36
1,500	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc.,	12/12 at 100.00	AA	1,545,015
	Series 2003A, 5.000%, 12/01/26 – RAAI Insured
	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes
	Project, Series 2006:
1,550	5.000%, 11/01/26	11/16 at 100.00	A+	1,618,960
840	5.000%, 11/01/36	11/16 at 100.00	A+	874,700
230	Philadelphia Authority for Industrial Development, Pennsylvania, Health Care Facilities	5/08 at 102.00	N/R	234,708
	Revenue Bonds, Paul’s Run, Series 1998A, 5.875%, 5/15/28
1,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	7/11 at 101.00	AAA	1,577,715
	Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/26 – AMBAC Insured

6,950	Total Long-Term Care			7,218,750

	Materials – 1.3% (0.8% of Total Investments)
1,260	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	1,280,387
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
1,750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/08 at 102.00	N/R	1,821,540
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)

3,010	Total Materials			3,101,927

	Tax Obligation/General – 27.9% (17.1% of Total Investments)
1,800	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2000C-53, 5.250%, 11/01/20 –	5/11 at 100.00	AAA	1,900,998
	FGIC Insured
2,200	Central Bucks County School District, Pennsylvania, General Obligation Bonds, Series 2003,	5/13 at 100.00	Aaa	2,322,034
	5.000%, 5/15/23 – MBIA Insured
2,345	Delaware County, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 10/01/20	10/15 at 100.00	AA	2,510,862
6,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	AA–	6,829,560
	Series 2002, 5.750%, 7/01/17
7,350	Erie City School District, Erie County, Pennsylvania, General Obligation Bonds, Series 2000,	No Opt. Call	AAA	2,628,066
	0.000%, 9/01/30 – AMBAC Insured
7,500	Montgomery County, Pennsylvania, General Obligation Bonds, Series 1999, 5.000%, 7/15/24 (6)	7/09 at 100.00	Aaa	7,677,075
1,000	New Castle Area School District, Lawrence County, Pennsylvania, General Obligation Bonds,	3/10 at 100.00	AAA	1,053,220
	Series 2000, 5.600%, 3/01/25 – MBIA Insured
	Pennsylvania, General Obligation Bonds, Second Series 2005:
1,500	5.000%, 1/01/18	1/16 at 100.00	AA	1,619,535
2,100	5.000%, 1/01/19	1/16 at 100.00	AA	2,259,285
4,000	Pennsylvania, General Obligation Bonds, Series 2006-1, 5.000%, 10/01/18	10/16 at 100.00	AA	4,339,000
3,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding	No Opt. Call	AAA	3,360,300
	Bonds, Series 2002A, 5.500%, 9/01/15 – FSA Insured
2,475	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – FSA Insured	No Opt. Call	AAA	2,736,608
1,070	Schuylkill Valley School District, Berks County, Pennsylvania, General Obligation Bonds,	4/16 at 100.00	Aaa	1,144,793
	Series 2006A, 5.000%, 4/01/22 – FGIC Insured
445	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School	11/13 at 100.00	AAA	482,407
	District, Series 2003, 5.250%, 11/01/21 – FGIC Insured
21,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia	No Opt. Call	AAA	24,590,790
	School District, Series 2003, 5.500%, 6/01/28 – FSA Insured (UB)
1,465	Stroudsburg Area School District, Monroe County, Pennsylvania, General Obligation Bonds,	4/12 at 100.00	AAA	1,546,806
	Series 2001A, 5.000%, 4/01/18 – FSA Insured
415	Upper Merion Area School District, Montgomery County, Pennsylvania, General Obligation Bonds,	2/13 at 100.00	Aa2	446,967
	Series 2003, 5.250%, 2/15/19
1,600	Woodland Hills School District, Allegheny County, Pennsylvania, General Obligation Bonds,	9/15 at 100.00	AAA	1,732,400
	Series 2005D, 5.000%, 9/01/17 – FSA Insured

67,265	Total Tax Obligation/General			69,180,706

	Tax Obligation/Limited – 22.9% (14.1% of Total Investments)
3,500	Allegheny County Port Authority, Pennsylvania, Special Transportation Revenue Bonds, Series	3/11 at 101.00	AAA	3,628,345
	2001, 5.000%, 3/01/29 – FGIC Insured
445	Erie County Convention Center Authority, Pennsylvania, Appropriation Bonds, Series 2006,	1/15 at 100.00	AAA	523,600
	Drivers 1507, 7.111%, 1/15/36 – FGIC Insured (IF)
7,700	Erie County Convention Center Authority, Pennsylvania, Convention Center Revenue Bonds, Series	1/15 at 100.00	AAA	8,087,002
	2005, 5.000%, 1/15/36 – FGIC Insured (UB)
8,725	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue Refunding Bonds,	6/09 at 100.00	AAA	8,850,465
	Philadelphia Funding Program, Series 1999, 4.750%, 6/15/23 – FGIC Insured
	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Series 2006B:
6,775	4.750%, 12/01/30 – AMBAC Insured (UB)	12/16 at 100.00	AAA	6,994,781
7,625	4.750%, 12/01/31 – AMBAC Insured (UB)	12/16 at 100.00	AAA	7,866,331
100	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%,	No Opt. Call	AAA	111,041
	7/15/16 – FSA Insured
10,935	Philadelphia Authority for Industrial Development, Pennsylvania, Lease Revenue Bonds, Series	10/11 at 101.00	AAA	11,526,801
	2001B, 5.250%, 10/01/30 – FSA Insured
2,700	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AAA	2,887,785
	11/15/17 – FSA Insured
4,000	Pittsburgh and Allegheny Counties Public Auditorium Authority, Pennsylvania, Sales Tax Revenue	8/09 at 101.00	AAA	4,124,040
	Bonds, Regional Asset District, Series 1999, 5.000%, 2/01/29 – AMBAC Insured
1,090	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Tax Increment Financing District	5/09 at 100.00	A2	1,133,731
	Bonds, Center Triangle Project, Series 1999A, 6.100%, 5/01/19
3,140	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	AAA	1,030,799
	0.000%, 7/01/32 – FGIC Insured

56,745	Total Tax Obligation/Limited			56,764,721

	Transportation – 12.3% (7.6% of Total Investments)
630	Delaware River Joint Toll Bridge Commission, Pennsylvania and New Jersey, Revenue Bonds,	7/13 at 100.00	A2	671,889
	Series 2003, 5.250%, 7/01/17
2,035	Lehigh-Northampton Airport Authority, Pennsylvania, Airport Revenue Bonds, Lehigh Valley	5/10 at 100.00	Aaa	2,151,199
	Airport System, Series 2000A, 6.000%, 5/15/30 – MBIA Insured (Alternative Minimum Tax)
5,400	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/12 at 102.00	A	5,839,884
	Station Parking Garage, Series 2002, 5.800%, 6/01/23 – ACA Insured (Alternative Minimum Tax)
2,200	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2001R, 5.000%, 12/01/30 –	12/11 at 101.00	AAA	2,310,154
	AMBAC Insured
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A:
3,820	5.000%, 12/01/22 – AMBAC Insured	6/16 at 100.00	AAA	4,093,932
2,930	5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	AAA	3,130,852
3,750	Philadelphia Airport System, Pennsylvania, Airport Revenue Bonds, Series 2005A, 4.750%,	6/15 at 100.00	AAA	3,795,525
	6/15/35 – MBIA Insured (Alternative Minimum Tax)
5,000	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2001B, 5.250%, 6/15/31 – FGIC	6/11 at 101.00	AAA	5,216,850
	Insured (Alternative Minimum Tax)
3,250	Philadelphia Parking Authority, Pennsylvania, Airport Parking Revenue Bonds, Series 1999,	9/09 at 101.00	AAA	3,375,288
	5.250%, 9/01/29 – FSA Insured

29,015	Total Transportation			30,585,573

	U.S. Guaranteed – 27.1% (16.7% of Total Investments) (4)
5,045	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, Guaranteed	11/12 at 100.00	AAA	5,369,141
	County Building Project, Series 2002A, 5.000%, 11/01/22 (Pre-refunded 11/01/12) – MBIA Insured
3,550	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2000C-52, 5.250%, 11/01/23	5/11 at 100.00	AAA	3,761,616
	(Pre-refunded 5/01/11) – FGIC Insured
1,320	Allegheny County, Pennsylvania, General Obligation Refunding Bonds, Series 2000C-53, 5.250%,	5/11 at 100.00	AAA	1,398,685
	11/01/20 (Pre-refunded 5/01/11) – FGIC Insured
5,000	Erie, Pennsylvania, Water Authority, Water Revenue Bonds, Series 2001A, 5.200%, 12/01/30	12/11 at 100.00	AAA	5,326,400
	(Pre-refunded 12/01/11) – MBIA Insured
6,275	Hempfield Area School District, Westmoreland County, Pennsylvania, General Obligation Bonds,	2/12 at 100.00	AAA	6,746,880
	Series 2002, 5.375%, 2/15/18 (Pre-refunded 2/15/12) – FGIC Insured
2,500	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s	8/13 at 100.00	Baa1 (4)	2,714,775
	Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33 (Pre-refunded 8/15/13)
680	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	1/13 at 100.00	A1 (4)	723,758
	University, Series 2002, 5.000%, 1/01/20 (Pre-refunded 1/01/13)
2,125	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A,	12/13 at 100.00	AAA	2,317,334
	5.250%, 12/01/18 (Pre-refunded 12/01/13) – MBIA Insured
3,650	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2001, 5.000%, 7/15/41	7/11 at 101.00	AAA	3,872,906
	(Pre-refunded 7/15/11) – AMBAC Insured
760	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	AAA	905,760
	MBIA Insured (ETM)
3,400	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	AAA	3,711,542
	8/01/18 (Pre-refunded 8/01/12) – FGIC Insured
5,525	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2001A, 5.375%, 11/01/20	11/12 at 100.00	AAA	5,995,233
	(Pre-refunded 11/01/12) – FGIC Insured
6,100	Plum Borough School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	9/11 at 100.00	AAA	6,476,187
	2001, 5.250%, 9/15/30 (Pre-refunded 9/15/11) – FGIC Insured
785	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School	11/13 at 100.00	AAA	855,281
	District, Series 2003, 5.250%, 11/01/21 (Pre-refunded 11/01/13) – FGIC Insured
2,000	Sto Rox School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	12/10 at 100.00	AAA	2,143,800
	2000, 5.800%, 6/15/30 (Pre-refunded 12/15/10) – MBIA Insured
3,170	Swarthmore Borough Authority, Pennsylvania, Swarthmore College Revenue Bonds, Series 1998,	9/08 at 100.00	Aa1 (4)	3,230,864
	5.000%, 9/15/28 (Pre-refunded 9/15/08)
3,000	Warrington Township Municipal Authority, Bucks County, Pennsylvania, Water and Sewer Revenue	11/15 at 100.00	AAA	3,603,630
	Bonds, Series 1991, 7.100%, 12/01/21 (Pre-refunded 11/15/15) – FGIC Insured
5,020	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation	No Opt. Call	AAA	6,174,650
	Bonds, Series 1985A, 9.500%, 11/15/14 (ETM)
1,700	Wilkes-Barre Area School District, Luzerne County, Pennsylvania, General Obligation Bonds,	4/14 at 100.00	AAA	1,857,420
	Series 2003A, 5.250%, 4/01/19 (Pre-refunded 4/01/14) – MBIA Insured

61,605	Total U.S. Guaranteed			67,185,862

	Utilities – 6.7% (4.1% of Total Investments)
1,250	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	AAA	1,294,363
	Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured
2,015	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	2,098,945
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
	Minimum Tax)
2,430	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds,	2/15 at 100.00	AAA	2,490,045
	Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured
3,500	Montgomery County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	AAA	3,794,210
	Refunding Bonds, Montgomery County Montenay Project, Series 2002A, 5.250%, 11/01/13 –
	MBIA Insured
700	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AAA	733,313
	5.000%, 9/01/26 – FSA Insured
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series	7/13 at 100.00	AAA	2,169,680
	2003, 5.375%, 7/01/19 – FSA Insured
3,700	York County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	3/12 at 101.00	Baa1	3,913,564
	Refunding Bonds, PSEG Power Project, Series 2001A, 5.500%, 9/01/20

15,595	Total Utilities			16,494,120

	Water and Sewer – 11.0% (6.8% of Total Investments)
2,205	Bethlehem Authority, Northhampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue	11/14 at 100.00	AAA	2,357,564
	Bonds, Series 2004, 5.000%, 11/15/20 – FSA Insured
5,000	Delaware County Industrial Development Authority, Pennsylvania, Water Facilities Revenue	10/12 at 100.00	AAA	5,268,100
	Bonds, Philadelphia Water Company, Series 2001, 5.350%, 10/01/31 – AMBAC Insured (Alternative
	Minimum Tax)
	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue
	Bonds, Series 2001A:
5,325	5.100%, 5/01/20 – FGIC Insured	11/11 at 100.00	AAA	5,621,709
1,465	5.100%, 5/01/21 – FGIC Insured	11/11 at 100.00	AAA	1,546,630
1,400	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue	5/14 at 100.00	Aaa	1,514,184
	Bonds, Series 2004, 5.250%, 5/01/20 – MBIA Insured
2,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	7/14 at 100.00	AAA	2,131,800
	2004, 5.000%, 7/15/22 – FSA Insured
1,250	Lancaster Area Sewerage Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.000%,	4/14 at 100.00	AAA	1,330,400
	4/01/20 – MBIA Insured
5,000	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2001A, 5.000%,	11/12 at 100.00	AAA	5,232,650
	11/01/31 – FGIC Insured
2,150	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	2,278,785
	7/01/23 – FSA Insured

25,795	Total Water and Sewer			27,281,822

$ 386,640	Total Investments (cost $384,953,445) – 162.6%			402,876,645

	Floating Rate Obligations – (11.6)%			(28,715,000)

	Other Assets Less Liabilities – 2.3%			5,563,845

	Preferred Shares, at Liquidation Value – (53.3)%			(132,000,000)

	Net Assets Applicable to Common Shares – 100%			$247,725,490

Forward Swaps outstanding at March 31, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

JPMorgan	$31,000,000	Receive	BMA	3.698%	Quarterly	2/04/08	2/02/13	$(322,187)

BMA-The daily arithmetic average of the weekly BMA (Bond Market Association) Municipal Swap Index.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
(6)	Portion of the investment, with an aggregate market value of $251,245, has been pledged to collateralize the net payment obligations under forward swap contracts.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions, and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At March 31, 2007, the cost of investments was $356,228,005.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

Gross unrealized:
Appreciation	$18,029,349
Depreciation	(93,590)

Net unrealized appreciation (depreciation) of investments	$17,935,759

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Pennsylvania Investment Quality Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         May 30, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        May 30, 2007

* Print the name and title of each signing officer under his or her signature.